Equity instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Equity Instruments Financial Assets Held For Trading [Abstract]
Balance at beginning of year	R$ 398,461	R$ 404,973	R$ 391,656
Net additions (disposals)	(4,892)	(7,125)	26,273
Valuation adjustments	96,201	613	(12,956)
Balance at end of year	R$ 489,770	R$ 398,461	R$ 404,973